Property and equipment net (Details narrative) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Property and equipment net
Depreciation expense	$ 19,752	$ 32,303	$ 22,332